Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 29, 2009 Willis North America, Inc. [Member]	Mar. 28, 2007 Willis North America, Inc. [Member]	Jul. 01, 2005 Willis North America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes, outstanding balance		$ 300	$ 600	$ 350
Percentage of ownership in wholly on subsidiary by parent	100.00%